Related Parties (Details Narrative)					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 15, 2024 USD ($)	Nov. 07, 2023 USD ($)	Oct. 20, 2023 USD ($)	Jun. 07, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) Trust shares	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Trust shares	Mar. 31, 2023 USD ($)		Dec. 31, 2022	Oct. 19, 2023 USD ($) shares	Jan. 20, 2022 Director Resident
Related Party Transaction [Line Items]
Related party fee								$ 2,900,000
Other expenses						$ 3,081,000	$ 6,942,000	21,854,000	$ 28,269,000
Accounts payable and accrued expense						103,012,000		157,157,000	65,724,000	[1]
Operating expenses						(34,292,000)	1,153,227,000	2,549,850,000	148,269,000
Other liabilities						34,796,000		31,727,000	14,622,000	[1]
Other Assets						$ 11,912,000		$ 14,699,000	32,903,000	[1]
Preferred Series A Subclass 0 [Member]
Related Party Transaction [Line Items]
Debt due to related parties												$ 15,300,000
Preferred Series A Subclass 1 [Member]
Related Party Transaction [Line Items]
Debt due to related parties												$ 48,100,000
Class S Preferred [Member]
Related Party Transaction [Line Items]
Shares held in stock | shares												1
Class S Ordinary [Member]
Related Party Transaction [Line Items]
Shares held in stock | shares												3,640
Highland Consolidated LP [Member]
Related Party Transaction [Line Items]
Agreement term						26 years		26 years
Outstanding loan balance						$ 11,100,000		$ 11,500,000	14,000,000.0
Hicks Holdings LLC [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares held in common stock | shares						16,528		16,528
Services Agreement [Member]
Related Party Transaction [Line Items]
Related party fee						$ 1,200,000
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Related party fee								$ 400,000
Renewal provision term								1 year
Agreement term								1 year
Beneficient Management Counselors LLC [Member]
Related Party Transaction [Line Items]
Percentage of board of directors, pre-decoupling						49.00%		49.00%
Percentage of members on management committee to select						50.00%		50.00%
Percentage of members on community committee to select						50.00%		50.00%
Bradley Capital Company LLC [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expense						$ 2,800,000		$ 2,700,000	3,600,000
Bradley Capital Company LLC [Member] | Services Agreement Base Fee [Member]
Related Party Transaction [Line Items]
Related party fee				$ 500,000		400,000		400,000
Bradley Capital Company LLC [Member] | Services Agreement Supplemental Fee [Member]
Related Party Transaction [Line Items]
Related party fee				$ 200,000		200,000		200,000
Bradley Capital Company LLC [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Costs for retired departed employees						$ 200,000		$ 200,000
Renewal provision term						1 year		1 year			1 year
Minimum value of securities held						$ 10,000,000.0		$ 10,000,000.0
Percentage of aggregate fair market value of ben						1.00%		1.00%
Other expenses						$ 700,000	700,000	$ 2,700,000	2,600,000
Related party transaction, accrued reimbursements								700,000	3,500,000
Bradley Capital Company LLC [Member] | Services Agreement [Member] | CEO and Chairman [Member]
Related Party Transaction [Line Items]
Annual salary						200,000		200,000
Bradley Capital Company LLC [Member] | Services Agreement Legal Fees [Member]
Related Party Transaction [Line Items]
Related party fee		$ 3,500,000	$ 2,400,000			1,200,000	1,200,000	1,800,000
Bradley Capital Company LLC [Member] | Aircraft Sublease [Member]
Related Party Transaction [Line Items]
Related party fee						1,400,000		1,400,000
Accounts payable and accrued expense						$ 10,800,000		$ 10,800,000	6,900,000
Agreement term						1 year		1 year
Related party transaction, termination period						3 days		3 days
Operating expenses						$ 1,400,000		$ 4,300,000	6,100,000
Bradley Capital Company LLC [Member] | Services Agreement Legal Fees Retainer [Member]
Related Party Transaction [Line Items]
Related party fee								1,000,000.0
Beneficient Holdings Inc [Member]
Related Party Transaction [Line Items]
Related party fee						$ 30,000		$ 30,000
Beneficient Holdings Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Agreement term						5 years		5 years
Beneficient Holdings Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement term						7 years		7 years
Beneficient Holdings Inc [Member] | Contribution Agreement [Member]
Related Party Transaction [Line Items]
Maximum costs per year						$ 250,000		$ 250,000
HCLP Nominees LLC [Member] | Indemnification Obligation Legal Fees [Member]
Related Party Transaction [Line Items]
Related party fee						500,000	100,000	1,000,000.0
Research Ranch Operating Company LLC [Member]
Related Party Transaction [Line Items]
Related party fee						$ 0	0		800,000
Number of trusts | Trust						3		3
Debt due to related parties, gross						$ 2,200,000		$ 2,200,000
Debt due to related parties, gross								2,200,000	2,100,000
Beneficient Heartland Foundation [Member]
Related Party Transaction [Line Items]
Number of board of directors | Director													8
Population maximum resident | Resident													5,000
Number of board of directors allowed to appoint | Director													11
Number of board of directors appointed by counterparty | Director													2
Beneficient Heartland Foundation [Member] | Initial Charitable Contribution Initiative [Member]
Related Party Transaction [Line Items]
Related party fee					$ 15,400,000
Beneficient Heartland Foundation [Member] | Charitable Contribution Benefit For Development Projects And Promotion And Growth Of Industry [Member]
Related Party Transaction [Line Items]
Related party fee					2,700,000
Beneficient Heartland Foundation [Member] | Charitable Contribution Benefit Of Public Charities Dedicated To Economic Development [Member]
Related Party Transaction [Line Items]
Related party fee					200,000
Beneficient Heartland Foundation [Member] | Charitable Contribution Indirect Beneficiaries [Member]
Related Party Transaction [Line Items]
Related party fee					$ 12,500,000
Beneficient Heartland Foundation Community Leaders [Member]
Related Party Transaction [Line Items]
Number of board of directors | Director													6
Beneficient Heartland Foundation Ben Employees Individuals [Member]
Related Party Transaction [Line Items]
Number of board of directors | Director													2
Kansas TEFFI Economic Growth Trust [Member]
Related Party Transaction [Line Items]
Related party fee						200,000	400,000	1,400,000	2,700,000
Other liabilities								100,000	100,000
Other Assets						1,400,000		1,400,000
Hicks Holdings LLC [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expense						100,000		0
Debt due to related parties						$ 27,000,000.0		$ 27,500,000	72,600,000
GWG Holdings [Member] | Shared Services Agreement [Member]
Related Party Transaction [Line Items]
Renewal provision term						1 year		1 year
Agreement term						1 year		1 year
Other Assets									17,800,000
Cash received from related parties							1,400,000	1,400,000	400,000
Allowance for receivables									$ 15,600,000
Richard W Fisher [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Related party fee	$ 50,000
Richard W Fisher [Member] | Consulting Agreement [Member] | Board [Member]
Related Party Transaction [Line Items]
Annual salary							$ 150,000	$ 150,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.